Share-based payments (Details) - Integer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Forfeited during the year	1,393,518	330,453
Long Term Incentive Plan Share Purchase Plan [Member]
IfrsStatementLineItems [Line Items]
Outstanding at ending balance	10,492,330
Series A shares | Long Term Incentive Plan Share Purchase Plan [Member]
IfrsStatementLineItems [Line Items]
Outstanding at beginning balance	9,163,300	6,579,214
Purchased during the year	5,209,713	5,847,018
Exercised/vested during the year	(3,880,683)	(2,932,479)
Forfeited during the year		(330,453)
Outstanding at ending balance	10,492,330	9,163,300